UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund Schedule of Investments June 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (99.9%)
Auto & Transportation (3.4%)
Overseas Shipholding Group Inc.	590,700	$35,235
* Navistar International Corp.	938,500	30,032
J.B. Hunt Transport Services, Inc.	959,200	18,513
CSX Corp.	298,100	12,717
* Tenneco Automotive, Inc.	477,300	7,942
OMI Corp.	412,900	7,849
Arkansas Best Corp.	207,038	6,586
* Laidlaw International Inc.	249,231	6,006
Winnebago Industries, Inc.	161,600	5,292
* Mesa Air Group Inc.	744,244	4,994
* The Goodyear Tire & Rubber Co.	239,797	3,573
BorgWarner, Inc.	65,000	3,489
Wabash National Corp.	116,700	2,828
* Swift Transportation Co., Inc.	108,800	2,534
* Gulfmark Offshore, Inc.	88,754	2,424
Dana Corp.	145,366	2,182
* Old Dominion Freight Line, Inc.	78,500	2,106
Bandag, Inc.	24,700	1,137
Sea Containers Ltd. Class A	28,093	449

		155,888

Consumer Discretionary (18.3%)
Hilton Hotels Corp.	1,807,900	43,118
Abercrombie & Fitch Co.	592,300	40,691
American Eagle Outfitters, Inc.	1,265,929	38,801
* InfoSpace, Inc.	1,024,334	33,731
* MGM Mirage, Inc.	831,600	32,915
Starwood Hotels & Resorts Worldwide, Inc.	545,100	31,927
Republic Services, Inc. Class A	862,311	31,052
Knight Ridder	493,100	30,247
* Timberland Co.	619,800	23,999
* Barnes & Noble, Inc.	590,500	22,911
VF Corp.	379,700	21,726
Darden Restaurants Inc.	629,900	20,774
* Getty Images, Inc.	270,800	20,110
* Men's Wearhouse, Inc.	457,650	15,757
* Radio One, Inc. Class D	1,154,377	14,741
Polo Ralph Lauren Corp.	332,000	14,313
* Advance Auto Parts, Inc.	210,252	13,572
Adesa, Inc.	621,300	13,526
* Lamar Advertising Co. Class A	280,494	11,997
* Guess ?, Inc.	687,900	11,405
* AutoNation, Inc.	547,600	11,237
* Korn/Ferry International	615,500	10,925
Royal Caribbean Cruises, Ltd.	218,619	10,572
Regal Entertainment Group Class A	558,300	10,541
* Activision, Inc.	631,865	10,438
* Global Imaging Systems, Inc.	305,291	9,727
* Earthlink, Inc.	1,108,869	9,603
* GameStop Corp.	292,700	9,574
American Greetings Corp. Class A	360,900	9,564
* Career Education Corp.	250,800	9,182
Finish Line, Inc.	480,108	9,084
Black & Decker Corp.	99,300	8,922
* VeriSign, Inc.	306,400	8,812
R.R. Donnelley & Sons Co.	247,500	8,541
* GameStop Corp. Class B	283,987	8,491
* United Stationers, Inc.	169,300	8,313
* Central Garden and Pet Co.	157,200	7,722
Belo Corp. Class A	310,800	7,450
* Labor Ready, Inc.	310,400	7,235
* Jack in the Box Inc.	173,100	6,564
* The Pantry, Inc.	166,100	6,433
Wolverine World Wide, Inc.	258,450	6,205
The Neiman Marcus Group, Inc. Class A	63,900	6,193
Borders Group, Inc.	231,800	5,867
* Heidrick & Struggles International, Inc.	218,100	5,688
* Pixar, Inc.	112,253	5,618
* BJ's Wholesale Club, Inc.	172,400	5,601
The McClatchy Co. Class A	84,200	5,510
* Rent-A-Center, Inc.	234,286	5,457
* The Warnaco Group, Inc.	230,296	5,354
* JAKKS Pacific, Inc.	278,100	5,342
Hearst-Argyle Television Inc.	213,000	5,218
Dex Media, Inc.	213,600	5,214
* Charming Shoppes, Inc.	538,602	5,025
ServiceMaster Co.	335,100	4,487
Hollinger International, Inc.	416,400	4,168
* Wesco International, Inc.	130,900	4,108
Boyd Gaming Corp.	75,400	3,855
* Liberty GLobal Inc. Class A	76,676	3,578
* Zale Corp.	107,600	3,410
Meredith Corp.	67,120	3,293
Sabre Holdings Corp.	163,900	3,270
* MPS Group, Inc.	291,000	2,741
* Pacific Sunwear of California, Inc.	118,625	2,727
Jackson Hewitt Tax Service Inc.	109,600	2,591
Nu Skin Enterprises, Inc.	111,100	2,589
* Tech Data Corp.	69,600	2,548
Aaron Rents, Inc. Class B	99,000	2,464
* Genesco, Inc.	66,100	2,452
Catalina Marketing Corp.	81,000	2,058
The Toro Co.	52,600	2,031
Handleman Co.	116,400	1,922
* Teletech Holdings Inc.	228,300	1,861
* Consolidated Graphics, Inc.	44,600	1,818
* Dollar Thrifty Automotive Group, Inc.	46,400	1,762
United Online, Inc.	148,068	1,608
Aramark Corp. Class B	59,400	1,568
* Skechers U.S.A., Inc.	91,300	1,302
Cato Corp. Class A	58,350	1,205
Journal Communications, Inc.	70,300	1,181
* Citadel Broadcasting Corp.	102,500	1,174
Gray Television, Inc.	90,700	1,094
* Entravision Communications Corp.	138,700	1,080
Chemed Corp.	25,800	1,055
Stewart Enterprises, Inc. Class A	157,600	1,031
Burlington Coat Factory Warehouse Corp.	23,300	994
World Wrestling Entertainment, Inc.	82,787	945
* West Corp.	23,100	887
Michaels Stores, Inc.	20,000	827
UniFirst Corp.	20,200	819
Orient-Express Hotel Ltd.	24,800	785
* Marchex, Inc.	50,000	752
The Neiman Marcus Group, Inc. Class B	7,600	735
* Ventiv Health, Inc.	22,200	428

		827,738

Consumer Staples (1.9%)
Tyson Foods, Inc.	1,477,500	26,300
Sanderson Farms, Inc.	305,442	13,879
SuperValu Inc.	243,498	7,940
Carolina Group	231,200	7,704
* Smithfield Foods, Inc.	261,600	7,134
Ruddick Corp.	227,600	5,811
* 7-Eleven, Inc.	191,730	5,798
Pilgrim's Pride Corp.	155,000	5,290
The Pepsi Bottling Group, Inc.	178,400	5,104
PepsiAmericas, Inc.	86,627	2,223

		87,183

Financial Services (22.6%)
SAFECO Corp.	782,514	42,522
CIT Group Inc.	959,700	41,238
First American Corp.	810,521	32,534
MGIC Investment Corp.	488,800	31,880
* AmeriCredit Corp.	949,100	24,202
* Providian Financial Corp.	1,356,700	23,919
Leucadia National Corp.	600,009	23,178
Bank of Hawaii Corp.	443,786	22,522
TCF Financial Corp.	841,500	21,778
Ryder System, Inc.	532,200	19,479
Astoria Financial Corp.	663,000	18,876
Westcorp, Inc.	358,500	18,793
IndyMac Bancorp, Inc.	459,800	18,728
* Accredited Home Lenders Holding Co.	418,449	18,412
Fremont General Corp.	694,100	16,887
City National Corp.	225,600	16,178
Vornado Realty Trust REIT	198,500	15,959
Avalonbay Communities, Inc. REIT	195,700	15,813
* Alliance Data Systems Corp.	387,300	15,709
Compass Bancshares Inc.	330,693	14,881
W.R. Berkley Corp.	405,600	14,472
General Growth Properties Inc. REIT	351,400	14,439
Colonial BancGroup, Inc.	643,200	14,189
Boston Properties, Inc. REIT	198,100	13,867
ProLogis REIT	331,200	13,327
Kimco Realty Corp. REIT	224,700	13,237
Plum Creek Timber Co. Inc. REIT	356,900	12,955
John H. Harland Co.	333,400	12,669
Fidelity National Financial, Inc.	350,400	12,506
* Fiserv, Inc.	288,864	12,407
Global Payments Inc.	181,700	12,319
Huntington Bancshares Inc.	496,781	11,992
Public Storage, Inc. REIT	184,700	11,682
AMB Property Corp. REIT	267,900	11,635
Doral Financial Corp.	664,051	10,983
Host Marriott Corp. REIT	598,400	10,472
Deluxe Corp.	255,878	10,389
Liberty Property Trust REIT	230,000	10,191
Endurance Specialty Holdings Ltd.	268,680	10,161
Apartment Investment & Management Co. Class A REIT	248,200	10,156
* Arch Capital Group Ltd.	225,385	10,154
The Macerich Co. REIT	148,400	9,950
Radian Group, Inc.	209,800	9,907
Developers Diversified Realty Corp. REIT	207,200	9,523
Catellus Development Corp. REIT	288,700	9,469
LandAmerica Financial Group, Inc.	155,800	9,250
* The First Marblehead Corp.	253,349	8,882
iStar Financial Inc. REIT	212,900	8,855
Duke Realty Corp. REIT	275,400	8,719
AmerUs Group Co.	181,400	8,716
* First Federal Financial Corp.	141,300	8,423
Hospitality Properties Trust REIT	185,000	8,153
United Dominion Realty Trust REIT	312,400	7,513
Camden Property Trust REIT	135,400	7,278
New Century REIT, Inc.	137,692	7,084
R & G Financial Corp. Class B	395,600	6,998
Associated Banc-Corp	202,696	6,823
Health Care Properties Investors REIT	247,000	6,679
Mack-Cali Realty Corp. REIT	144,900	6,564
* CompuCredit Corp.	188,170	6,450
Regency Centers Corp. REIT	112,100	6,412
Ohio Casualty Corp.	261,583	6,325
New Plan Excel Realty Trust REIT	228,400	6,206
Entertainment Properties Trust REIT	133,700	6,150
Annaly Mortgage Management Inc. REIT	316,600	5,677
HRPT Properties Trust REIT	443,500	5,513
* Allmerica Financial Corp.	143,100	5,308
Impac Mortgage Holdings, Inc. REIT	281,600	5,252
Nationwide Financial Services, Inc.	136,200	5,167
Stewart Information Services Corp.	117,800	4,948
Ventas, Inc. REIT	162,600	4,911
American Financial Group, Inc.	138,100	4,629
Zenith National Insurance Corp.	67,673	4,592
UICI	149,600	4,454
Alexandria Real Estate Equities, Inc. REIT	59,800	4,392
Weingarten Realty Investors REIT	110,100	4,318
Cousins Properties, Inc. REIT	136,300	4,032
Home Properties, Inc. REIT	90,600	3,898
Reckson Associates Realty Corp. REIT	97,400	3,268
First Republic Bank	82,500	2,915
Advanta Corp. Class B	101,461	2,857
Arden Realty Group, Inc. REIT	79,400	2,857
Popular, Inc.	108,100	2,723
Friedman, Billings, Ramsey Group, Inc. REIT	179,900	2,573
United Fire & Casualty Co.	57,807	2,568
United Bankshares, Inc.	70,600	2,514
Health Care Inc. REIT	63,400	2,390
* CheckFree Corp.	69,810	2,378
Irwin Financial Corp.	106,000	2,352
McGrath RentCorp	98,172	2,327
Equifax, Inc.	63,600	2,271
PFF Bancorp, Inc.	74,200	2,248
Archstone-Smith Trust REIT	58,000	2,240
Healthcare Realty Trust Inc. REIT	57,700	2,228
F.N.B. Corp.	111,300	2,187
Capital Automotive REIT	56,200	2,145
Nuveen Investments, Inc. Class A	56,100	2,110
Corus Bankshares Inc.	36,000	1,998
City Holding Co.	53,765	1,963
Trustmark Corp.	59,464	1,740
First Financial Holdings, Inc.	49,653	1,485
* Encore Capital Group, Inc.	86,900	1,477
Jack Henry & Associates Inc.	80,400	1,472
* Argonaut Group, Inc.	60,100	1,388
Assured Guaranty Ltd.	56,100	1,310
WFS Financial, Inc.	23,000	1,166
* eFunds Corp.	59,800	1,076
* Sotheby's Holdings Class A	66,278	908
Columbia Banking System, Inc.	34,755	856
TrustCo Bank NY	65,296	853
WSFS Financial Corp.	13,109	717
First Financial Bancorp	31,800	601
Amcore Financial, Inc.	19,100	571
* TNS Inc.	23,300	545
First Indiana Corp.	14,300	424
BancFirst Corp.	4,100	357

		1,023,168

Health Care (11.2%)
* Coventry Health Care Inc.	592,424	41,914
* Lincare Holdings, Inc.	882,344	36,035
* Sierra Health Services, Inc.	502,600	35,916
* United Therapeutics Corp.	706,677	34,062
Dade Behring Holdings Inc.	453,800	29,502
* Triad Hospitals, Inc.	523,400	28,599
* Affymetrix, Inc.	474,470	25,588
* Hospira, Inc.	454,900	17,741
* First Horizon Pharmaceutical Corp.	922,590	17,566
* Laboratory Corp. of America Holdings	324,200	16,178
Manor Care, Inc.	403,800	16,043
* Apria Healthcare Group Inc.	417,300	14,455
* Barr Pharmaceuticals Inc.	269,700	13,145
* Connetics Corp.	667,694	11,778
* Pharmion Corp.	507,089	11,770
* Respironics, Inc.	309,400	11,172
* Kos Pharmaceuticals, Inc.	165,600	10,847
* LifePoint Hospitals, Inc.	210,900	10,655
* Pharmaceutical Product Development, Inc.	195,909	9,180
* IDEXX Laboratories Corp.	146,731	9,146
* Pediatrix Medical Group, Inc.	112,300	8,259
* Andrx Group	360,180	7,315
* Humana Inc.	183,200	7,280
* Community Health Systems, Inc.	191,400	7,233
Medicis Pharmaceutical Corp.	216,700	6,876
* PacifiCare Health Systems, Inc.	95,827	6,847
C.R. Bard, Inc.	96,800	6,438
* Beverly Enterprises, Inc.	490,400	6,248
* Cerner Corp.	79,242	5,386
* MGI Pharma, Inc.	244,327	5,317
* Gentiva Health Services, Inc.	237,621	4,244
* Kindred Healthcare, Inc.	101,290	4,012
* Sybron Dental Specialties, Inc.	102,300	3,849
* Enzon Pharmaceuticals, Inc.	558,000	3,616
* Myriad Genetics, Inc.	229,000	3,584
* King Pharmaceuticals, Inc.	292,300	3,046
* Haemonetics Corp.	67,200	2,731
* Telik, Inc.	166,400	2,706
* Cephalon, Inc.	62,900	2,504
* Transkaryotic Therapies, Inc.	35,600	1,302
Valeant Pharmaceuticals International	72,100	1,271
* Alliance Imaging, Inc.	119,400	1,249
* Intuitive Surgical, Inc.	24,700	1,152
* Molecular Devices Corp.	32,400	701
* Enzo Biochem, Inc.	27,900	500

		504,958

Integrated Oils (0.5%)
Amerada Hess Corp.	214,009	22,794

Other Energy (6.8%)
Sunoco, Inc.	404,600	45,995
EOG Resources, Inc.	650,900	36,971
Chesapeake Energy Corp.	904,429	20,621
Premcor, Inc.	235,300	17,455
* Grey Wolf, Inc.	2,254,105	16,703
* Cal Dive International, Inc.	311,341	16,305
Rowan Cos., Inc.	472,000	14,023
Frontier Oil Corp.	418,200	12,274
Holly Corp.	251,479	11,737
Patterson-UTI Energy, Inc.	403,335	11,225
Massey Energy Co.	289,800	10,931
* Energy Partners, Ltd.	415,200	10,882
* Swift Energy Co.	293,100	10,499
Tesoro Petroleum Corp.	221,200	10,290
Vintage Petroleum, Inc.	330,500	10,070
* Denbury Resources, Inc.	221,500	8,809
* NRG Energy	212,100	7,975
* Todco	309,275	7,939
* Superior Energy Services, Inc.	356,200	6,340
* Newfield Exploration Co.	143,400	5,720
Berry Petroleum Class A	75,985	4,018
St. Mary Land & Exploration Co.	134,800	3,907
* Veritas DGC Inc.	134,000	3,717
* Harvest Natural Resources, Inc.	253,100	2,766
* Houston Exploration Co.	22,400	1,188

		308,360

Materials & Processing (8.5%)
Georgia Pacific Group	1,017,600	32,360
Ball Corp.	803,700	28,901
Phelps Dodge Corp.	285,500	26,409
Reliance Steel & Aluminum Co.	619,300	22,957
Eagle Materials, Inc.	227,784	21,091
Eastman Chemical Co.	356,235	19,646
Nucor Corp.	420,500	19,183
* USG Corp.	448,400	19,057
Sherwin-Williams Co.	392,757	18,495
The Timken Co.	800,000	18,480
* FMC Corp.	304,599	17,100
* Lone Star Technologies, Inc.	314,492	14,309
The St. Joe Co.	164,300	13,397
Corn Products International, Inc.	389,200	9,247
* Maverick Tube Corp.	308,100	9,181
Schnitzer Steel Industries, Inc. Class A	378,499	8,970
Bunge Ltd.	133,500	8,464
ElkCorp	285,100	8,140
United States Steel Corp.	228,300	7,847
* Energizer Holdings, Inc.	120,800	7,510
Lafarge North America Inc.	106,200	6,631
Cleveland-Cliffs Inc.	108,800	6,284
Precision Castparts Corp.	79,900	6,224
* NCI Building Systems, Inc.	179,600	5,891
Steel Dynamics, Inc.	212,632	5,582
Greif Inc. Class A	90,700	5,542
* Owens-Illinois, Inc.	161,000	4,033
* NS Group Inc.	104,100	3,384
* Mobile Mini, Inc.	74,400	2,565
Brady Corp. Class A	77,600	2,406
* AK Steel Corp.	251,200	1,610
Universal Forest Products, Inc.	37,809	1,567
Tredegar Corp.	97,100	1,515
Apogee Enterprises, Inc.	96,080	1,477
Eagle Materials, Inc. B Shares	11,042	999

		386,454

Producer Durables (7.4%)
MDC Holdings, Inc.	497,310	40,904
Cummins Inc.	523,600	39,066
Parker Hannifin Corp.	595,994	36,958
D. R. Horton, Inc.	722,770	27,183
* Toll Brothers, Inc.	211,800	21,508
Ryland Group, Inc.	199,800	15,159
* Terex Corp.	369,500	14,558
* AGCO Corp.	701,400	13,411
* Hovnanian Enterprises Inc. Class A	184,600	12,036
Pulte Homes, Inc.	131,200	11,054
* Photronics Inc.	446,303	10,417
Applied Industrial Technology, Inc.	306,150	9,886
Lennar Corp. Class A	148,200	9,403
* LAM Research Corp.	299,887	8,679
MTS Systems Corp.	249,832	8,389
Beazer Homes USA, Inc.	134,700	7,698
Novellus Systems, Inc.	296,615	7,329
Steelcase Inc.	448,500	6,212
United Industrial Corp.	173,700	6,208
KB Home	65,400	4,985
Kennametal, Inc.	86,300	3,957
* Paxar Corp.	218,700	3,882
* Imagistics International Inc.	116,800	3,270
* Mettler-Toledo International Inc.	53,000	2,469
The Manitowoc Co., Inc.	59,900	2,457
Belden CDT Inc.	114,100	2,419
Crane Co.	60,200	1,583
CTS Corp.	89,600	1,101
* MKS Instruments, Inc.	63,296	1,069
NACCO Industries, Inc. Class A	7,100	761
A.O. Smith Corp.	21,200	566

		334,577

Technology (10.7%)
* Flextronics International Ltd.	2,971,270	39,250
* Solectron Corp.	9,706,307	36,787
* Cree, Inc.	1,204,316	30,674
* Computer Sciences Corp.	692,200	30,249
National Semiconductor Corp.	1,153,400	25,409
Harris Corp.	563,000	17,571
Autodesk, Inc.	443,600	15,247
* NCR Corp.	391,000	13,732
* Avnet, Inc.	608,200	13,703
* Transaction Systems Architects, Inc.	551,891	13,593
Scientific-Atlanta, Inc.	406,400	13,521
* j2 Global Communications, Inc.	385,385	13,273
* International Rectifier Corp.	277,200	13,228
* Affiliated Computer Services, Inc. Class A	247,800	12,663
* Anixter International Inc.	318,700	11,846
* Freescale Semiconductor, Inc. Class B	526,400	11,149
* Digital River, Inc.	342,050	10,860
* Silicon Image, Inc.	957,288	9,822
* DSP Group Inc.	407,301	9,722
* Ingram Micro, Inc. Class A	616,300	9,651
* Komag, Inc.	282,700	8,020
* Parametric Technology Corp.	1,248,800	7,967
Seagate Technology	445,300	7,815
* RSA Security Inc.	668,859	7,679
* Blackboard Inc.	278,131	6,653
* Freescale Semiconductor Inc. Class A	314,800	6,614
* MICROS Systems, Inc.	133,800	5,988
* Western Digital Corp.	438,800	5,889
* CommScope, Inc.	324,000	5,641
* NVIDIA Corp.	191,000	5,104
* Benchmark Electronics, Inc.	156,450	4,759
* Perot Systems Corp.	306,700	4,361
* MEMC Electronic Materials, Inc.	262,800	4,144
* Coherent, Inc.	110,790	3,990
* Cadence Design Systems, Inc.	286,483	3,913
* The TriZetto Group, Inc.	271,622	3,805
* Keane, Inc.	276,900	3,794
* Cirrus Logic, Inc.	654,946	3,478
* Ditech Communications Corp.	446,300	2,896
* The Titan Corp.	123,100	2,799
PerkinElmer, Inc.	148,065	2,798
Bel Fuse, Inc. Class B	84,018	2,568
* InterVoice, Inc.	243,609	2,102
* Avid Technology, Inc.	35,500	1,891
* InPhonic, Inc.	116,242	1,788
Agilysys, Inc.	112,600	1,768
Black Box Corp.	48,100	1,703
Park Electrochemical Corp.	56,300	1,419
* Integrated Device Technology Inc.	128,755	1,384
* ViaSat, Inc.	60,300	1,226
* Aspect Communications Corp.	87,391	981
* Westell Technologies, Inc.	156,377	935
* Hutchinson Technology, Inc.	24,000	924
* Ciber, Inc.	113,100	903
* CSG Systems International, Inc.	41,100	780
BEI Technologies, Inc.	28,392	757
Methode Electronics, Inc. Class A	56,400	669
* Quantum Corp.	184,500	548
* SYNNEX Corp.	25,200	441
* IXYS Corp.	25,841	366

		483,210

Utilities (7.2%)
Sempra Energy	950,700	39,273
ONEOK, Inc.	904,900	29,545
Citizens Communications Co.	1,845,700	24,806
* CMS Energy Corp.	1,232,000	18,554
Westar Energy, Inc.	749,800	18,018
NiSource, Inc.	722,600	17,870
Energen Corp.	456,400	15,997
CenturyTel, Inc.	385,200	13,339
Constellation Energy Group, Inc.	212,700	12,271
Pepco Holdings, Inc.	485,900	11,632
CenterPoint Energy Inc.	828,100	10,939
Energy East Corp.	363,983	10,548
* NII Holdings Inc.	163,639	10,463
Xcel Energy, Inc.	481,200	9,393
* Sierra Pacific Resources	736,200	9,166
PNM Resources Inc.	251,850	7,256
MDU Resources Group, Inc.	208,600	5,876
UGI Corp. Holding Co.	195,600	5,457
Commonwealth Telephone Enterprises, Inc.	129,000	5,406
* Premiere Global Services, Inc.	462,958	5,227
TECO Energy, Inc.	255,800	4,837
NICOR Inc.	108,900	4,483
* Allegheny Energy, Inc.	160,000	4,035
Cleco Corp.	166,225	3,585
* U.S. Cellular Corp.	67,600	3,376
KeySpan Corp.	75,091	3,056
* Intrado Inc.	199,479	2,984
* Cincinnati Bell Inc.	681,600	2,931
Telephone & Data Systems, Inc.	62,400	2,547
Southwest Gas Corp.	90,700	2,314
Northwest Natural Gas Co.	51,700	1,977
WGL Holdings Inc.	54,600	1,837
* Price Communications Corp.	105,400	1,823
* UbiquiTel Inc.	213,461	1,742
* El Paso Electric Co.	83,100	1,699

		324,262

Other (1.4%)
Textron, Inc.	542,500	41,149
Walter Industries, Inc.	505,039	20,303

		61,452

TOTAL COMMON STOCKS
(Cost $3,849,638)		4,520,044

TEMPORARY CASH INVESTMENTS (3.3%)

Money Market Fund (3.2%)
Vanguard Market Liquidity Fund, 3.139%**	145,107,768	145,108

	Face
	Amount
	(000)

U.S. Agency Obligations (0.1%)
Federal Home Loan Mortgage Corp.†
3.002%, 7/19/2005	$2,000	1,997
Federal National Mortgage Assn.†
3.073%, 7/20/2005	2,000	1,997

		3,994

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $149,102)		149,102

TOTAL INVESTMENTS (103.2%)
(Cost $3,998,740)		4,669,146

OTHER ASSETS AND LIABILITIES-NET (-3.2%)		(142,797)

NET ASSETS (100%)		$4,526,349

    *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $3,998,740,000. Net unrealized appreciation of investment securities for tax purposes was $670,406,000, consisting of unrealized gains of $785,977,000 on securities that had risen in value since their purchase and $115,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.